UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2015

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2015 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2015 (Unaudited)

Security	Shares	Value
Common Stocks—99.3%
CONSUMER DISCRETIONARY—11.3%
Amazon.com Inc (a)	44,174	$27,648,507
Best Buy Co Inc	235,067	8,234,397
Buckle Inc/The	43,100	1,527,464
Chipotle Mexican Grill Inc (a)	30,163	19,311,256
Coach Inc	348	10,858
Fossil Group Inc (a)	63,800	3,471,358
Gap Inc/The	324,845	8,842,281
Home Depot Inc/The	218	26,954
JC Penney Co Inc (a)	1,546	14,177
Johnson Controls Inc	283	12,786
L Brands Inc	219	21,020
Lowe’s Cos Inc	364	26,874
Marriott International Inc/MD Cl A	55,085	4,229,426
McDonald’s Corp	101	11,337
Michael Kors Holdings Ltd (a)	164,048	6,338,815
NIKE Inc Cl B	188	24,634
Scholastic Corp	316	12,915
Scripps Networks Interactive Inc Cl A	237,484	14,268,039
Staples Inc	666	8,651
Starbucks Corp	414	25,904
Target Corp	78,881	6,088,036
Tiffany & Co	152	12,531
Visteon Corp (a)	115,000	12,543,050
Walt Disney Co/The	242	27,525

		112,738,795

CONSUMER STAPLES—7.9%
Avon Products Inc	2,873	11,578
Campbell Soup Co	51,956	2,638,845
Coca-Cola Co/The	292	12,366
Costco Wholesale Corp	120	18,974
Delhaize Group ADR	108,500	2,519,370
Estee Lauder Cos Inc/The Cl A	155,971	12,549,427
Flowers Foods Inc	203,456	5,493,312
Kimberly-Clark Corp	141	16,879
Koninklijke Ahold NV ADR	177,123	3,592,054
Kraft Heinz Co/The	223	17,387
Kroger Co/The	671,164	25,369,999
Mondelez International Inc Cl A	265	12,232
PepsiCo Inc	254,742	26,032,085
Procter & Gamble Co/The	155	11,839
Whole Foods Market Inc	248	7,430

		78,303,777

ENERGY—4.4%
Ensco PLC Cl A	505,999	8,414,763
FMC Technologies Inc (a)	592,500	20,044,275
National Oilwell Varco Inc	120	4,517
Oil States International Inc (a)	509,294	15,283,913

		43,747,468

FINANCIALS—17.3%
American Capital Agency Corp	257,632	4,593,579
American Express Co	191	13,993

Annaly Capital Management Inc	650,647	6,473,938
Apollo Investment Corp	2,149,212	11,476,792
Fifth Third Bancorp	315,100	6,002,655
Hartford Financial Services Group Inc/The	55,201	2,553,598
Hatteras Financial Corp	315,100	4,509,081
ING Groep NV ADR	540,850	7,826,100
Invesco Mortgage Capital Inc	502,800	6,058,740
Jones Lang LaSalle Inc	15,385	2,564,833
Lincoln National Corp	229,100	12,259,141
MFA Financial Inc	1,385,300	9,586,276
MetLife Inc	543,466	27,379,817
National Bank of Canada	119,500	3,955,780
PNC Financial Services Group Inc/The	190	17,149
Popular Inc	202,200	5,979,054
Prospect Capital Corp	1,381,619	10,127,267
Prudential Financial Inc	288,741	23,821,133
Starwood Property Trust Inc	117,672	2,364,030
Two Harbors Investment Corp	268,300	2,269,818
US Bancorp	346	14,594
Unum Group	516,300	17,889,795
Voya Financial Inc	105,900	4,296,363

		172,033,526

HEALTH CARE—12.1%
Becton Dickinson and Co	128	18,243
Bio-Rad Laboratories Inc Cl A (a)	49,478	6,901,191
Biogen Inc (a)	26,118	7,587,540
Celgene Corp (a)	133,929	16,434,428
Gilead Sciences Inc	279,889	30,264,398
Lannett Co Inc (a)	17,465	781,908
Medivation Inc	65,686	2,762,753
Merck & Co Inc	581,900	31,806,654
Varian Medical Systems Inc (a)	142,500	11,190,525
Waters Corp (a)	95,800	12,243,240

		119,990,880

INDUSTRIALS—9.0%
3M Co	115	18,079
AGCO Corp	103,600	5,013,204
Avery Dennison Corp	132,888	8,633,733
B/E Aerospace Inc	64,600	3,032,970
Ceb Inc	33,800	2,526,888
Cummins Inc	218,936	22,662,065
Deluxe Corp	38,600	2,298,630
Dycom Industries Inc (a)	45,400	3,454,486
Emerson Electric Co	99,161	4,683,374
First Solar Inc (a)	358	20,431
Herman Miller Inc	84,822	2,691,402
Interface Inc	692	13,529
JetBlue Airways Corp (a)	117,977	2,930,549
Masco Corp	347,600	10,080,400
PACCAR Inc	165,100	8,692,515
RR Donnelley & Sons Co	141,329	2,384,220
Rockwell Automation Inc	59,437	6,488,143
Southwest Airlines Co	70,965	3,284,970
United Parcel Service Inc Cl B	131	13,496

		88,923,084

INFORMATION TECHNOLOGY—24.4%
Advanced Micro Devices Inc (a)	3,150	6,678
Alphabet Inc Cl A (a)	39,916	29,433,659

Alphabet Inc Cl C (a)	16	11,373
Apple Inc	540,072	64,538,604
Applied Materials Inc	762	12,779
Aspen Technology Inc (a)	66,000	2,731,740
Cisco Systems Inc	504	14,540
EMC Corp/MA	373	9,780
Ebay Inc	139,600	3,894,840
Electronic Arts Inc (a)	288,953	20,824,843
F5 Networks Inc (a)	175,682	19,360,156
Intel Corp	361,719	12,247,805
International Business Machines Corp	32,651	4,573,752
Juniper Networks Inc	445,503	13,984,339
Microsoft Corp	876,761	46,152,699
Motorola Solutions Inc	201	14,064
Palo Alto Networks Inc (a)	19,600	3,155,600
Power Integrations Inc	260	13,159
Qualcomm Inc	49,200	2,923,464
Relx Nv Spon Adr	259,500	4,447,830
Skyworks Solutions Inc	90,241	6,970,215
SunPower Corp (a)	1,124	30,168
Texas Instruments Inc	300	17,016
United Microelectronics Corp ADR	1,786,000	3,304,100
VMware Inc Cl A (a)	63,098	3,795,345
Xerox Corp	1,209	11,353
Yahoo! Inc (a)	649	23,117

		242,503,018

MATERIALS—3.8%
Domtar Corp	205,800	8,487,192
Nucor Corp	230	9,729
Sealed Air Corp	411,700	20,222,704
Sherwin Williams Co/the	34,500	9,205,635
WestRock Co	256	13,763

		37,939,023

TELECOMMUNICATION SERVICES—6.4%
AT&T Inc	1,148,932	38,500,711
Telephone & Data Systems Inc	242,376	6,941,649
Verizon Communications Inc	384,045	18,004,030

		63,446,390

UTILITIES—2.7%
Consolidated Edison Inc	407,066	26,764,590

		26,764,590

Total Investments—99.3% (Cost $897,860,411) (b)		986,390,551

Other Assets, less liabilities—0.7%		6,991,102

Net Assets—100.0%		$993,381,653

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $898,776,031. The aggregate gross unrealized appreciation is $145,322,356 and the aggregate gross unrealized depreciation is $57,707,836, resulting in net unrealized appreciation of $87,614,520.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2015 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—97.2%
Australia—4.5%
Boral Ltd	Materials	880,838	$3,387,258
Flight Centre Travel Group Ltd	Consumer Services	109,783	2,972,421
GPT Group/The	Real Estate	933,915	3,178,259
Harvey Norman Holdings Ltd	Retailing	1,394,498	3,959,720
Sims Metal Management Ltd	Materials	558,506	3,920,906
TPG Telecom Ltd	Telecommunication Services	499,299	3,939,847

			21,358,411

Belgium—1.8%
Ageas	Insurance	47,100	2,090,786
KBC Groep NV	Banks	100,644	6,159,173

			8,249,959

Brazil—1.0%
Banco do Brasil SA	Banks	313,290	1,315,673
BM&FBovespa SA	Diversified Financials	493,960	1,472,942
Porto Seguro SA	Insurance	243,332	2,054,899

			4,843,514

China—0.2%
Beijing Capital International Airport Co Ltd Cl H	Transportation	1,019,900	1,094,898
Byd Co Ltd (a)	Automobiles & Components	3,000	18,697

			1,113,595

Denmark—2.5%
Danske Bank A/S	Banks	107,254	2,962,862
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	96,145	5,131,094
Pandora A/S	Consumer Durables & Apparel	16,336	1,893,429
Vestas Wind Systems A/S	Capital Goods	33,921	1,986,161

			11,973,546

Finland—2.5%
Elisa OYJ	Telecommunication Services	77,619	2,939,230
Nokia OYJ	Technology Hardware & Equipment	1,011,369	7,563,504
Valmet OYJ	Capital Goods	137,994	1,461,853

			11,964,587

France—12.8%
AXA SA	Insurance	339,387	9,119,537
Cap Gemini SA	Software & Services	44,893	4,018,363
CNP Assurances	Insurance	108,841	1,561,804
Cie de Saint Gobain	Capital Goods	30,729	1,296,012
Credit Agricole SA	Banks	513,000	6,528,217
Orange SA	Telecommunication Services	341,576	6,050,358
Peugeot SA (a)	Automobiles & Components	281,354	4,980,534
Renault SA	Automobiles & Components	33,900	3,210,386
Sanofi	Pharma, Biotech & Life Sciences	138,017	14,003,497
Scor SE	Insurance	23,723	887,584
Vivendi SA	Media	366,524	8,872,962

			60,529,254

Germany—4.7%
Allianz SE	Insurance	48,706	8,573,522
Continental AG	Automobiles & Components	16,298	3,937,385

Deutsche Post AG	Transportation	500	14,951
Nordex SE (a)	Capital Goods	95,283	3,130,265
OSRAM Licht AG	Capital Goods	39,600	2,340,749
Siemens AG	Capital Goods	31,059	3,139,304
Suedzucker AG	Food & Beverage	48,272	905,969

			22,042,145

Hong Kong—2.3%
Great Eagle Holdings Ltd	Real Estate	331,237	1,092,000
Hysan Development Co Ltd	Real Estate	521,119	2,313,066
Sino Land Co Ltd	Real Estate	412,762	640,172
Wharf Holdings Ltd/The	Real Estate	434,230	2,602,545
Wheelock & Co Ltd	Real Estate	844,322	3,949,197

			10,596,980

India—0.3%
Dr. Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	12,648	829,393
Idea Cellular Ltd	Telecommunication Services	306,019	655,638

			1,485,031

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	1,812,700	354,925

			354,925

Ireland—0%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0

			0

Italy—1.7%
A2A SpA	Utilities	1,469,385	2,024,076
Atlantia SpA	Transportation	150,950	4,202,023
Intesa Sanpaolo SpA	Banks	472,435	1,653,301

			7,879,400

Japan—18.7%
Aeon Co Ltd	Food & Staples Retailing	42,277	630,257
Aeon Mall Co Ltd	Real Estate	123,358	2,078,200
Asahi Glass Co Ltd	Capital Goods	690,500	3,988,220
Central Japan Railway Co	Transportation	53,718	9,882,243
Coca-Cola West Co Ltd	Food & Beverage	253,055	5,148,125
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	5,076,826
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	154,772	3,058,246
Daiwa House Industry Co Ltd	Real Estate	74,235	1,966,066
Fast Retailing Co Ltd	Retailing	48	17,653
FUJIFILM Holdings Corp	Technology Hardware & Equipment	65,466	2,632,202
Honda Motor Co Ltd	Automobiles & Components	252,609	8,465,306
Ibiden Co Ltd	Technology Hardware & Equipment	187,034	2,600,730
Kawasaki Kisen Kaisha Ltd	Transportation	1,715,953	3,881,957
Mitsui Fudosan Co Ltd	Real Estate	237,170	6,505,347
MS&AD Insurance Group Holdings Inc	Insurance	115,300	3,432,008
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	6,100	877,278
Nintendo Co Ltd	Software & Services	11,996	1,936,458
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,874,978
Nissan Motor Co Ltd	Automobiles & Components	70,049	735,173
Nomura Holdings Inc	Diversified Financials	692,114	4,390,988
Nomura Real Estate Holdings Inc	Real Estate	30,900	665,499
NTN Corp	Capital Goods	5,300	26,659
ORIX Corp	Diversified Financials	45,200	667,278
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	194,570	6,520,332
Seino Holdings Co Ltd	Transportation	169,593	2,029,354

Toppan Printing Co Ltd	Commercial & Professional Services	583,851	5,273,650
Toray Industries Inc	Materials	1,394	12,274
Toyo Seikan Group Holdings Ltd	Materials	200,000	3,898,073

			88,271,380

Mexico—0.6%
America Movil SAB de CV	Telecommunication Services	3,149,500	2,801,038

			2,801,038

Netherlands—5.0%
ING Groep NV	Banks	597,610	8,737,085
Koninklijke Ahold NV	Food & Staples Retailing	398,650	8,155,630
Koninklijke KPN NV	Telecommunication Services	583,600	2,153,211
NN Group NV	Insurance	59,606	1,881,157
NXP Semiconductors NV (a)	Semiconductors & Semiconductor Equipment	6,215	486,945
Randstad Holding NV	Commercial & Professional Services	37,600	2,256,588

			23,670,616

New Zealand—0.8%
Spark New Zealand Ltd	Telecommunication Services	1,643,344	3,735,939

			3,735,939

Norway—2.0%
Orkla ASA	Food & Beverage	399,500	3,411,080
Subsea 7 SA (a)	Energy	783,935	6,137,665

			9,548,745

Philippines—0.2%
Globe Telecom Inc	Telecommunication Services	19,100	930,115

			930,115

Poland—0.5%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	1,406,471	2,504,677

			2,504,677

Russia—0.1%
VimpelCom Ltd ADR	Telecommunication Services	173,694	656,563

			656,563

Singapore—0.6%
DBS Group Holdings Ltd	Banks	234,256	2,888,683

			2,888,683

South Africa—1.8%
Capitec Bank Holdings Ltd	Banks	31,630	1,371,119
Mondi Ltd	Materials	183,154	4,270,606
Sanlam Ltd	Insurance	2,531	11,457
Truworths International Ltd	Retailing	432,489	2,936,689

			8,589,871

South Korea—2.0%
Industrial Bank of Korea	Banks	269,735	3,312,390
LG Display Co Ltd	Technology Hardware & Equipment	214,266	4,059,599
LG Electronics Inc	Consumer Durables & Apparel	46,071	1,984,199

			9,356,188

Spain—1.4%
Acciona SA	Utilities	26,404	2,231,581
Banco Santander SA	Banks	118,336	666,671
Gamesa Corp Tecnologica SA	Capital Goods	233,374	3,708,404

			6,606,656

Sweden—3.5%
Axfood AB	Food & Staples Retailing	52,968	961,302
Hennes & Mauritz AB Cl B	Retailing	277	10,841
Holmen AB Cl B	Materials	47,190	1,432,215
Industrivarden AB Cl C	Diversified Financials	23,697	433,978
Investor AB Cl B	Diversified Financials	161,080	6,021,328
SKF AB Cl B	Capital Goods	385	6,820
Svenska Cellulosa AB SCA Cl B	Household & Personal Products	259,989	7,716,125

			16,582,609

Switzerland—6.6%
Adecco SA	Commercial & Professional Services	116,338	8,686,256
Clariant AG	Materials	48,300	891,768
Lonza Group AG	Pharma, Biotech & Life Sciences	15,504	2,283,724
Novartis AG	Pharma, Biotech & Life Sciences	81,104	7,392,538
Swiss Life Holding AG	Insurance	14,822	3,550,063
Swiss Re AG	Insurance	86,284	8,044,128

			30,848,477

Taiwan—1.0%
Asustek Computer Inc	Technology Hardware & Equipment	71,011	636,536
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	325,373	1,368,103
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	5,079,126	1,861,833
Wan Hai Lines Ltd	Transportation	1,010,000	670,461

			4,536,933

Thailand—0.2%
Delta Electronics Thailand PCL	Technology Hardware & Equipment	434,723	1,032,799

			1,032,799

United Kingdom—16.8%
3i Group PLC	Diversified Financials	753,900	5,833,256
Barratt Developments PLC	Consumer Durables & Apparel	643,500	6,087,153
Coca-Cola HBC AG	Food & Beverage	189,488	4,535,999
Inchcape PLC	Retailing	369,576	4,563,329
J Sainsbury PLC	Food & Staples Retailing	316,670	1,302,869
Kingfisher PLC	Retailing	1,029,696	5,615,214
Land Securities Group PLC	Real Estate	285,359	5,901,083
Marks & Spencer Group PLC	Retailing	1,091,662	8,648,984
Melrose Industries PLC	Capital Goods	575,787	2,367,170
Mondi PLC	Materials	321,945	7,478,062
Persimmon PLC (a)	Consumer Durables & Apparel	180,884	5,570,381
Reckitt Benckiser Group PLC	Household & Personal Products	30,879	3,025,422
Royal Mail PLC	Transportation	754,908	5,191,660
Segro PLC	Real Estate	577,243	4,009,938
Taylor Wimpey PLC	Consumer Durables & Apparel	428,017	1,308,838
Unilever PLC	Household & Personal Products	34,858	1,557,437
WM Morrison Supermarkets PLC	Food & Staples Retailing	2,120,752	5,518,860
Wolseley PLC	Capital Goods	9,235	544,401

			79,060,056

United States—1.0%
Core Laboratories NV	Energy	29,063	3,380,899
Frank’s International NV	Energy	74,430	1,277,219

			4,658,118

Total Common Stock (Cost $435,977,494)			458,670,810

Preferred Stock—0.5%
Brazil—0.5%
Banco Bradesco SA	Banks	418,600	2,315,569

			2,315,569

Total Preferred Stock (Cost $4,405,157)			2,315,569

Total Investments—97.7% (Cost $440,382,651) (b)			460,986,379

Other Assets, less liabilities—2.3%			10,886,631

Net Assets—100.0%			$471,873,010

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $444,441,949. The aggregate gross unrealized appreciation is $35,774,270 and the aggregate gross unrealized depreciation is $19,229,840, resulting in net unrealized appreciation of $16,544,430.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2013. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$112,738,795	$—	$—	$112,738,795
Consumer Staples	78,303,777	—	—	78,303,777
Energy	43,747,468	—	—	43,747,468
Financials	172,033,526	—	—	172,033,526
Health Care	119,990,880	—	—	119,990,880
Industrials	88,923,084	—	—	88,923,084
Information Technology	242,503,018	—	—	242,503,018
Materials	37,939,023	—	—	37,939,023
Telecommunication Services	63,446,390	—	—	63,446,390
Utilities	26,764,590	—	—	26,764,590

Total	$986,390,551	$—	$—	$986,390,551

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$80,885,102	$—	$—	$80,885,102
Consumer Staples	31,111,613	—	—	31,111,613
Energy	13,300,460	—	—	13,300,460
Financials	126,549,597	—	—	126,549,597
Health Care	39,218,824	—	—	39,218,824
Industrials	81,347,504	—	—	81,347,504
Information Technology	30,949,330	—	—	30,949,330
Materials	33,007,287	—	—	33,007,287
Telecommunication Services	20,277,017	—	—	20,277,017
Utilities	2,024,076	—	—	2,024,076
Preferred Stocks
Financials	2,315,569	—	—	2,315,569

Total	$460,986,379	$—	$—	$460,986,379

Domini Social Bond Fund

Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities — 58.3%
Agency Collateralized Mortgage Obligations — 5.3%
FHR 3877 LM, 3.500%, 6/15/2026	780,000	835,784
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	396,498
Fannie Mae Connecticut Avenue Securities
2.797%, VR, 5/25/2024	444,000	387,539
2.797%, VR, 5/25/2024	517,000	461,960
3.094%, VR, 7/25/2024	235,000	211,774
3.194%, VR, 7/25/2024	630,000	568,674
4.197%, VR, 5/25/2025	205,000	195,251
4.597%, VR, 1/25/2024	260,000	260,485
4.744%, VR, 2/25/2025	250,000	245,887
5.094%, VR, 11/25/2024	389,000	390,294
5.194%, VR, 11/25/2024	265,000	266,604
5.447%, VR, 10/25/2023	100,000	104,793
Freddie Mac Structured Agency Credit Risk
2.397%, VR, 3/25/2025	250,000	250,215
2.597%, VR, 8/25/2024	388,000	392,075
2.597%, VR, 10/25/2024	262,000	264,655
2.697%, VR, 8/25/2024	260,000	262,167
2.844%, VR, 3/25/2028	255,000	254,712
2.847%, VR, 10/25/2024	260,000	264,496
4.197%, VR, 8/25/2024	472,000	458,707
4.747%, VR, 10/25/2024	461,000	459,379

		6,931,949

Commercial Mortgage Backed Securities — 2.7%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (b) (e)	209,505	211,822
Commercial Mortgage Trust 2015-CR26 A4, 3.630%, 10/10/2048	260,000	268,621
Morgan Stanley Baml Trust, 2.918%, 2/15/2046	360,000	362,838
Morgan Stanley Baml Trust, 3.102%, 5/15/2046	300,000	305,012
Morgan Stanley Baml Trust, 3.741%, 8/15/2047	300,000	316,063
Morgan Stanley Baml Trust, 3.892%, 6/15/2047	300,000	319,248
Morgan Stanley Baml Trust, 4.051%, 4/15/2047	300,000	322,706
Morgan Stanley Baml Trust, 4.082%, VR, 7/15/2046	150,000	162,810
Morgan Stanley Baml Trust, 4.259%, VR, 10/15/2046	300,000	327,889
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (e)	806,000	887,228

		3,484,237

Federal Home Loan Mortgage Corporation — 11.0%
849167, 2.957%, VR, 10/1/2043	681,297	702,562
A12413, 5.000%, 8/1/2033	44,168	49,062
A37619, 4.500%, 9/1/2035	347,671	377,477
A87874, 4.000%, 8/1/2039	116,032	124,865
A89148, 4.000%, 10/1/2039	170,580	181,791
A89384, 4.000%, 10/1/2039	220,451	234,997
A89729, 4.000%, 11/1/2039	110,236	117,507
A93101, 5.000%, 7/1/2040	209,031	230,261
A93996, 4.500%, 9/1/2040	95,015	103,063
A94362, 4.000%, 10/1/2040	264,327	284,447
A94742, 4.000%, 11/1/2040	44,666	47,968
A95084, 4.000%, 11/1/2040	44,289	47,187
A95085, 4.000%, 11/1/2040	366,150	390,335
A95796, 4.000%, 12/1/2040	173,588	185,042
A97047, 4.500%, 2/1/2041	192,729	209,084
FHR 3768 CB, 3.500%, 12/15/2025	343,000	364,317

FHR 3800 CB, 3.500%, 2/15/2026	383,000	413,067
FHR 3806 L, 3.500%, 2/15/2026	847,000	909,478
G01779, 5.000%, 4/1/2035	59,392	65,694
G01828, 4.500%, 4/1/2035	284,077	308,487
G01837, 5.000%, 7/1/2035	394,061	435,874
G01838, 5.000%, 7/1/2035	70,318	77,732
G02424, 5.500%, 12/1/2036	286,166	319,003
G04997, 5.000%, 1/1/2037	248,029	272,482
G05052, 5.000%, 10/1/2033	27,313	30,362
G06079, 6.000%, 7/1/2039	258,375	293,887
G06990, 5.500%, 8/1/2040	399,283	444,927
G08347, 4.500%, 6/1/2039	609,758	662,807
G08499, 3.000%, 7/1/2042	113,258	114,594
G08653, 3.000%, 7/1/2045	43,391	43,774
G14599, 2.500%, 11/1/2027	340,938	350,413
G30614, 3.500%, 12/1/2032	536,654	566,581
J17791, 3.000%, 1/1/2027	467,726	487,057
J20118, 2.500%, 8/1/2027	131,813	135,472
Q00291, 5.000%, 4/1/2041	183,740	202,673
Q01807, 4.500%, 7/1/2036	211,746	229,667
Q06160, 4.000%, 2/1/2037	74,632	79,575
Q17103, 4.000%, 6/1/2041	24,719	26,284
Q32916, 3.000%, 4/1/2045	756,609	763,442
Z40004, 6.000%, 8/1/2036	44,123	50,354
FHLMC TBA 30 Yr 3.5, 3.500%, 11/12/2045 (c)	3,400,000	3,530,156

		14,463,807

Federal National Mortgage Association — 33.0%
190370, 6.000%, 6/1/2036	194,777	221,124
469829, 2.720%, 12/1/2018 (d)	1,684,575	1,748,718
471333, 3.120%, 8/1/2022 (d)	1,895,521	1,982,780
471478, 2.610%, 8/1/2022 (d)	1,415,664	1,438,791
745044, 4.500%, 8/1/2035	80,752	88,069
745327, 6.000%, 3/1/2036	541,650	616,713
889529, 6.000%, 3/1/2038	94,065	107,494
890248, 6.000%, 8/1/2037	45,037	51,585
930672, 4.500%, 3/1/2039	288,149	318,036
932441, 4.000%, 1/1/2040	829,606	883,987
995082, 5.500%, 8/1/2037	167,364	188,940
995243, 4.500%, 8/1/2038	234,399	254,457
AA9846, 4.000%, 8/1/2039	140,822	150,053
AB1343, 4.500%, 8/1/2040	252,955	279,457
AB1763, 4.000%, 11/1/2030	51,871	55,810
AB4168, 3.500%, 1/1/2032	472,814	498,567
AB6472, 2.000%, 10/1/2027	428,999	430,090
AC1877, 4.500%, 9/1/2039	132,432	143,822
AC2817, 4.000%, 10/1/2039	68,891	73,407
AC5401, 5.000%, 10/1/2039	14,685	16,193
AC9564, 4.500%, 2/1/2040	100,179	110,192
AD1649, 4.000%, 3/1/2040	125,062	133,329
AD8033, 4.000%, 8/1/2040	45,783	48,824
AE0215, 4.000%, 12/1/2039	111,511	118,820
AE0216, 4.000%, 8/1/2040	248,106	264,641
AE0624, 4.000%, 11/1/2040	112,432	120,182
AE0625, 4.000%, 12/1/2040	129,023	139,883
AE4113, 4.000%, 10/1/2040	78,735	84,287
AE4192, 4.000%, 10/1/2040	377,851	407,432
AE5143, 4.000%, 11/1/2040	58,736	62,870
AI7951, 4.500%, 8/1/2036	101,015	110,025
AJ5974, 4.000%, 12/1/2036	76,846	82,045
AL0005, 4.500%, 1/1/2041	106,684	115,968

AL0049, 6.000%, 12/1/2035	95,073	107,720
AL1627, 4.500%, 9/1/2041	189,420	205,646
AM1381, 3.150%, 3/1/2028	439,280	441,407
AM2048, 2.810%, 1/1/2028	260,591	250,926
AM3278, 2.850%, 5/1/2023	728,975	747,540
AM4253, 3.220%, 9/1/2020	1,812,025	1,908,194
AM4796, 3.300%, 12/1/2023	764,513	802,507
AM5146, 3.470%, 1/1/2024	491,725	521,112
AM5197, 4.200%, 1/1/2030	1,191,568	1,303,693
AM6356, 3.210%, 7/1/2026	1,200,000	1,220,024
AM7067, 3.110%, 1/1/2021	2,100,789	2,221,850
AM7395, 2.950%, 11/1/2024	196,970	202,011
AM7598, 3.070%, 12/1/2024	1,438,022	1,480,967
AM7899, 3.130%, 2/1/2027	618,000	622,838
AM8035, 2.660%, 3/1/2027	305,000	294,416
AM8036, 2.660%, 3/1/2027	305,000	294,416
AM8066, 3.000%, 2/1/2027	613,584	614,163
AM8109, 2.700%, 2/1/2027	243,000	235,630
AM8134, 2.860%, 2/1/2027	316,405	313,346
AM8141, 2.780%, 3/1/2027	142,000	138,998
AM8148, 2.680%, 3/1/2027	1,000,000	969,948
AM8159, 2.810%, 2/1/2027	297,625	293,465
AM8317, 2.960%, 3/1/2025	1,437,750	1,467,645
AM8659, 2.880%, 4/1/2031	1,292,057	1,276,734
AM8958, 2.970%, 6/1/2030	287,000	277,655
AM9024, 2.970%, 6/1/2027	505,000	502,373
AM9239, 3.030%, 6/1/2025	996,029	1,018,320
AP9592, 3.500%, 10/1/2032	371,363	391,586
AR1524, 2.000%, 1/1/2028	356,072	356,978
AR9198, 3.000%, 3/1/2043	1,008,961	1,023,008
AW4685, 2.772%, VR, 5/1/2044	268,157	276,167
MA0639, 4.000%, 2/1/2041	193,247	206,149
MA0919, 3.500%, 12/1/2031	27,172	28,651
MA0949, 3.500%, 1/1/2032	268,387	282,972
MA1630, 4.000%, 10/1/2033	276,561	297,532
FNMA TBA 30 Yr 2.5, 2.500%, 11/12/2045 (c)	700,000	683,402
FNMA TBA 30 Yr 3.5, 3.500%, 11/12/2045 (c)	8,321,000	8,660,211

		43,286,791

Government National Mortgage Association — 6.3%
GNMA I TBA 30 Yr 3.5, 3.500%, 11/19/2045 (c)	900,000	941,723
GNMA II TBA 30 Yr 3.5, 3.500%, 11/19/2045 (c)	4,500,000	4,715,245
GNMA II TBA 30 Yr 3, 3.000%, 11/19/2045 (c)	2,600,000	2,655,859

		8,312,827

Total Mortgage Backed Securities (Cost $75,777,269)		76,479,611

Corporate Bonds and Notes — 33.7%
Communications — 6.4%
AT&T Inc
1.003%, VR, 3/11/2019	525,000	521,765
3.400%, 5/15/2025	500,000	486,168
4.750%, 5/15/2046	125,000	115,213
5.800%, 2/15/2019	130,000	144,694
CCO Safari II LLC, senior secured note 144A, 6.484%, 10/23/2045 (e)	565,000	587,467
CCO Safari III, LLC term loan 1, 3.500%, 1/24/2023	300,000	300,094
Comcast Corp, 4.400%, 8/15/2035	415,000	421,540
Cox Communications Inc
144A, 4.800%, 2/1/2035 (e)	200,000	169,655
144A, 5.875%, 12/1/2016 (e)	175,000	183,014

DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 3.950%, 1/15/2025	445,000		443,478
Interpublic Group of Cos Inc/The, 4.200%, 4/15/2024	250,000		249,830
Numericable U.S. LLC, term loan, 4.750%, 1/31/2023	750,000		742,383
Sprint Communications Inc
144A, 7.000%, 3/1/2020 (e)	125,000		131,563
7.125%, 6/15/2024	125,000		110,078
Time Warner Cable Inc
4.000%, 9/1/2021	85,000		86,930
5.875%, 11/15/2040	200,000		190,811
6.750%, 7/1/2018	275,000		305,403
7.300%, 7/1/2038	450,000		488,863
Time Warner Inc
3.600%, 7/15/2025	325,000		322,771
6.100%, 7/15/2040	200,000		224,690
Univision Communications Inc, term loan C4, 4.000%, 3/1/2020	496,070		493,038
Verizon Communications Inc
3.850%, 11/1/2042	105,000		88,295
4.272%, 1/15/2036	375,000		344,842
4.672%, 3/15/2055	319,000		281,492
5.150%, 9/15/2023	426,000		475,599
Ziggo BV
Term loan B1, 3.500%, 1/15/2022	184,894		182,163
Term loan B2A, 3.500%, 1/15/2022	119,149		117,390
Term loan B3, 3.500%, 1/15/2022	195,957		193,064

			8,402,293

Consumer Discretionary — 4.5%
Amazon.com Inc, 3.800%, 12/5/2024	425,000		444,318
Delphi Corp, 4.150%, 3/15/2024	401,000		403,023
Energizer Holdings, Inc., term loan B, 3.250%, 6/30/2022	623,438		623,297
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (e)	1,000,000		1,013,792
Home Depot Inc/The, 5.950%, 4/1/2041	220,000		279,925
Lear Corp, 4.750%, 1/15/2023	173,000		174,946
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000		502,144
Massachusetts Institute of Technology, 3.959%, 7/1/2038	100,000		102,689
Northeastern University, 5.285%, 3/1/2032	100,000		110,277
ON Assignment Inc., term loan, 3.750%, 6/5/2022	409,818		411,010
O’Reilly Automotive Inc
3.800%, 9/1/2022	155,000		157,682
3.850%, 6/15/2023	550,000		563,254
Staples Inc, term loan B, 3.500%, 4/7/2021	160,000		159,440
United Rentals North America Inc, senior secured note, 4.625%, 7/15/2023	500,000		504,060
Whirlpool Corp, 2.400%, 3/1/2019	475,000		477,777

			5,927,634

Consumer Staples — 1.8%
BJ’s Wholesale Club Inc, first lien term loan, 4.500%, 9/26/2019	496,640		492,260
Coty Inc., term loan B, 3.750%, 9/24/2022	205,000		205,961
JM Smucker Co/The
2.500%, 3/15/2020	45,000		45,018
4.250%, 3/15/2035	380,000		374,411
Mondelez International Inc
1.000%, 3/7/2022	400,000	EUR	433,139
1.625%, 3/8/2027	350,000	EUR	358,923
2.375%, 3/6/2035	400,000	EUR	398,487

			2,308,199

Financials — 11.3%
Air Lease Corp, 3.875%, 4/1/2021	225,000		230,063
American Express Credit Corp, 0.619%, VR, 9/22/2017	500,000		497,369

American Tower Corp
3.500%, 1/31/2023	281,000	272,690
5.000%, 2/15/2024	362,000	384,785
Aon PLC, 4.750%, 5/15/2045	225,000	221,026
BPCE SA, 2.250%, 1/27/2020	500,000	500,615
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	500,000	489,988
Capital One Financial Corp, subordinated note, 4.200%, 10/29/2025	155,000	155,313
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/9/2022	375,000	379,709
Credit Agricole SA, subordinated note 144A, 4.375%, 3/17/2025 (e)	495,000	488,979
Discover Financial Services, 3.750%, 3/4/2025	325,000	316,897
DTZ U.S. Borrower, LLC, first lien term loan, 4.250%, 11/4/2021	498,750	494,932
Duke Realty LP, 3.625%, 4/15/2023	200,000	195,760
Fifth Third Bancorp, subordinated note, 8.250%, 3/1/2038	425,000	622,622
Fiserv Inc, 2.700%, 6/1/2020	175,000	175,371
Hartford Financial Services Group Inc/The, junior secured note, 8.125%, VR, 6/15/2068	275,000	306,075
HCP Inc, 3.400%, 2/1/2025	325,000	304,565
Huntington National Bank/The, 1.700%, 2/26/2018	380,000	378,593
Intesa Sanpaolo SpA, 2.375%, 1/13/2017	775,000	779,231
KeyBank NA/Cleveland OH, 1.650%, 2/1/2018	250,000	250,076
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	160,338
Manufacturers & Traders Trust Co, 2.900%, 2/6/2025	295,000	284,422
MassMutual Global Funding II, senior secured note 144A, 2.000%, 4/5/2017 (e)	562,000	568,741
Metropolitan Life Global Funding I, 144A, 2.300%, 4/10/2019 (e)	750,000	758,625
Morgan Stanley
2.200%, 12/7/2018	195,000	196,554
4.300%, 1/27/2045	110,000	105,682
3.950%, 4/23/2027	210,000	204,734
5.000%, 11/24/2025	700,000	750,499
National City Corp, subordinated note, 6.875%, 5/15/2019	275,000	315,681
Regency Centers LP, 3.750%, 6/15/2024	300,000	300,975
Reinsurance Group of America Inc, 4.700%, 9/15/2023	164,000	175,133
Santander UK PLC, subordinated note 144A, 5.000%, 11/7/2023 (e)	650,000	679,003
Standard Chartered PLC, subordinated note 144A, 5.700%, 3/26/2044 (e)	250,000	257,801
Swedbank AB 144A, 2.200%, 3/4/2020 (e)	650,000	647,029
TIAA Asset Management Finance Co LLC 144A, 4.125%, 11/1/2024 (e)	160,000	163,206
US Bancorp, subordinated note, 3.600%, 9/11/2024	493,000	503,851
Ventas Realty LP, 3.500%, 2/1/2025	350,000	337,580
Vornado Realty LP, 2.500%, 6/30/2019	325,000	323,639
Voya Financial Inc, 5.650%, VR, 5/15/2053	130,000	132,275
Welltower Inc, 5.250%, 1/15/2022	400,000	435,786

		14,746,213

Health Care — 4.1%
Actavis Funding SCS
2.350%, 3/12/2018	500,000	502,680
3.000%, 3/12/2020	420,000	422,473
3.800%, 3/15/2025	280,000	278,005
Allina Health System, 4.805%, 11/15/2045	410,000	417,569
Celgene Corp, 3.875%, 8/15/2025	325,000	326,502
City of Hope, senior secured note, 5.623%, 11/15/2043	250,000	281,239
Kaiser Foundation Hospitals, 3.500%, 4/1/2022	110,000	113,464
Memorial Sloan-Kettering Cancer Center, 4.200%, 7/1/2055	60,000	57,106
Mylan Inc, 2.600%, 6/24/2018	400,000	400,403
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	365,000	341,935
Ochsner Clinic Foundation, 5.897%, 5/15/2045	500,000	532,402
Perrigo Co PLC, 1.300%, 11/8/2016	875,000	865,712
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	277,485
Zimmer Biomet Holdings Inc, 1.450%, 4/1/2017	495,000	494,054

		5,311,029

Industrials — 1.7%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	431,190
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	193,001
Nortek Inc, term loan B, 3.500%, 10/30/2020	997,486	987,511
Ryder System Inc
2.350%, 2/26/2019	500,000	497,698
2.500%, 5/11/2020	145,000	143,194

		2,252,594

Materials — 1.0%
3M Co, 1.375%, 9/29/2016	746,000	751,573
Ardagh Holdings USA Inc, incremental term loan, 4.000%, 12/17/2019	497,475	498,796

		1,250,369

Technology — 2.4%
CDW Finance Corp, 5.000%, 9/1/2023	145,000	150,800
CDW LLC, new term loan, 3.250%, 4/29/2020	496,184	495,461
Cisco Systems Inc, 2.125%, 3/1/2019	429,000	435,279
Freescale Semiconductor Inc, term loan B4, 4.250%, 3/1/2020	496,212	496,385
Intel Corp, 2.450%, 7/29/2020	250,000	254,177
Microsoft Corp, 4.200%, 6/1/2019	175,000	190,703
QUALCOMM Inc, 3.450%, 5/20/2025	200,000	192,304
SS&C Technologies Holdings Inc, 144A, 5.875%, 7/15/2023 (e)	65,000	68,413
SS&C Technologies Inc.
Term Loan B1, 4.000%, 7/8/2022	335,577	337,013
Term Loan B2, 4.000%, 7/8/2022	52,683	52,908
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (e)	523,000	514,969

		3,188,412

Utilities — 0.5%
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	700,000	710,969

		710,969

Total Corporate Bonds and Notes (Cost $44,758,716)		44,097,712

U.S. Government Agency Securities — 12.9%
FHLMC, 0.500%, 5/13/2016 (d)	8,180,000	8,188,802
FNMA, 5.625%, 7/15/2037 (d)	2,641,000	3,567,545
FHLMC Discount Notes, 0.000%, 12/1/2015 (d)	5,205,000	5,204,875

Total U.S.Government Agencies (Cost $16,926,333)		16,961,222

Municipal Bonds — 4.1%
Bay Area Ca Toll Authority, 7.043%, 4/1/2050	125,000	172,671
State of California, 7.625%, 3/1/2040	525,000	772,920
City of Chicago IL, 6.207%, 1/1/2032	250,000	224,730
Puerto Rico Commonwealth Employees Retirement System, 6.150%, 7/1/2038	675,000	200,813
Hillsborough County FL Aviation, 3.549%, 10/1/2022	190,000	190,910
State of Illinios
5.100%, 6/1/2033	335,000	309,373
5.365%, 3/1/2017	385,000	399,788
5.665%, 3/1/2018	115,000	122,214
5.877%, 3/1/2019	175,000	188,230
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	290,000	384,323
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	495,642
New Jersey State Turnpike Authority, 7.102%, 1/1/2041	225,000	305,384
Oregon State Health & Science University, 5.000%, 7/1/2045	650,000	672,951
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (e)	505,000	502,469
Washington State Housing Finance Commission 144A, 4.375%, 1/1/2021 (e)	400,000	405,380

Total Municipal Bonds (Cost $5,525,066)		5,347,798

Asset Backed Securities — 1.2%
Discover Card Execution Note T, 0.646%, VR, 5/15/2018	1,030,000		1,029,976
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (e)	500,000		507,940

Total Asset Backed Securities (Cost $1,530,322)			1,537,916

Foreign Government & Agency Securities — 0.7%
Poland Government Bond, 3.250%, 7/25/2025	285,000	PLN	77,744
Uruguay Government International Bond
4.375%, 10/27/2027	265,000	UYU	264,338
4.375%, 12/15/2028	6,869,969	UYU	207,185
5.100%, 6/18/2050	375,000	UYU	337,500

Total Foreign Government & Agency Securities (Cost $1,002,467)			886,767

Total Investments — 110.9% (Cost $145,520,173) (a)			145,311,026

Other Liabilities, less assets — (10.9)%			(14,279,803)

Net Assets — 100.0%			$131,031,223

(a)	The aggregate cost for book and federal income purposes is $145,769,188. The aggregate gross unrealized appreciation is $1,456,300, and the aggregate gross unrealized depreciation is $1,914,462, resulting in net unrealized depreciation of $458,162.
(b)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(e)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

The principal amount is stated in U.S. dollars unless otherwise indicated.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on October 31, 2015.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

UYU — Uruguayan Peso

EUR — Euro

PLN — Polish Zloty

SEE NOTES TO PORTFOLIO OF INVESTMENTS

At October 31, 2015, the Fund had the following forward currency contracts outstanding.

		Contract	Settlement		Unrealized	Unrealized
Counterparty	Currency	Type	Date	Value	Appreciation	Depreciation
JP Morgan Chase Bank	EUR	Sell	12/16/2015	$423,371	$7,016	$—
HSBC Bank USA	EUR	Sell	12/16/2015	423,371	7,021	—
National Australia Bank Limited	EUR	Sell	12/16/2015	424,476	6,883	—
Bank of America N.A.	PLN	Sell	12/16/2015	76,484	1,317	—
UBS AG	GBP	Buy	12/16/2015	108,087	—	(162)
JP Morgan Chase Bank	GBP	Sell	12/16/2015	114,263	—	(634)
HSBC Bank USA	UYU	Sell	12/2/2015	33,889	—	(39)
HSBC Bank USA	UYU	Sell	12/2/2015	33,889	—	(85)
HSBC Bank USA	UYU	Sell	12/2/2015	31,935	—	(70)
Citibank N.A.	UYU	Sell	12/16/2015	51,434	164	—
Citibank N.A.	UYU	Sell	12/16/2015	51,401	182	—

					$22,583	$(990)

At October 31, 2015, the Fund had the following future contracts outstanding.

				Unrealized	Unrealized
Description	Number of Contracts	Value	Expiration Date	Appreciation	Depreciation
Euro-Bund 10 yr (Short)	8	$1,389,296	12/8/2015	$—	$(1,235)

				$—	$(1,235)

At October 31, 2015, the Fund had the following centrally cleared interest rate swap contracts outstanding.

	Counterparty/		Notional	Unrealized	Unrealized
Description	Exchange	Expiration Date	Amount	Appreciation	Depreciation
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.75%	Morgan Stanley/LCH	09/16/25	$7,052,000	$—	$(65,281)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 3.00%	Morgan Stanley/LCH	09/16/45	2,385,000	35,165	—

				$35,165	$(65,281)

At October 31, 2015, the Fund had the following interest rate swap contracts outstanding.

	Rate Type
	Payments made by	Payments received		Notional	Unrealized	Unrealized
Counterparty	the Fund	by the Fund	Expiration Date	Amount	Appreciation	Depreciation
Morgan Stanley & Co. International PLC	1.805%	USA-CPI-U	9/23/2025	$7,660,000	$—	$(35,580)
Morgan Stanley & Co. International PLC	2.145%	USA-CPI-U	9/23/2025	700,000	—	(1,284)

					$—	$(36,864)

At October 31, 2015, the Fund had the following centrally cleared credit default swap contracts outstanding.

	Counterparty/			Notional	Unrealized	Unrealized
Description	Exchange	Fixed Rate	Expiration Date	Amount	Appreciation	Depreciation
CDX-NAIG Series 25, Version 1, 5 Year Index	Morgan Stanley/CME	1.00%	12/20/2020	$1,260,000	$1,527	$—
CDX-NAHY Series 25, Version 1, 5 Year Index	Morgan Stanley/CME	5.00%	12/20/2020	949,000	—	(5,150)
iTraxx Europe Crossover Series 23, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	5.00%	6/20/2020	219,000	—	(2,177)
iTraxx Europe Crossover Series 23, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	1.00%	6/20/2020	522,000	—	(2,159)

					$1,527	$(9,486)

At October 31, 2015, the Fund had the following OTC credit default swap contracts outstanding.

		Upfront Premium			Notional	Unrealized	Unrealized
Description	Counterparty	Received (Paid)	Fixed Rate	Expiration Date	Amount	Appreciation	Depreciation
CMBX NA AAA.8	Credit Suisse International	(59,288.00)	0.50%	10/17/2057	$1,658,000	$—	$(16,620)
CMBX NA AAA.8	Morgan Stanley & Co. International PLC	(51,588.00)	0.50%	10/17/2057	985,000	6,697	—

						$6,697	$(16,620)

LCH — London Clearing House

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments in Securities:
Mortgage Backed Securities	$—	$76,267,789	$211,822	$76,479,611
Corporate Bonds and Notes	—	44,097,712	—	44,097,712
U.S. Government Agencies	—	16,961,222	—	16,961,222
Municipal Bonds	—	5,347,798	—	5,347,798
Asset Backed Securities	—	1,537,916	—	1,537,916
Foreign Government & Agency Securities	—	886,767	—	886,767

Total Investment in Securities	$—	$145,099,204	$211,822	$145,311,026

Other Financial Instruments:
Foreign Exchange Contracts	$—	$22,583	$—	$22,583
SWAP Contracts		6,697		6,697

Total Other Financial Instruments	$—	$29,280	$—	$29,280

Liabilities:
Other Financial Instruments:
Foreign Exchange Contracts	$—	$990	$—	$990
SWAP Contracts	—	16,620	—	16,620

Total Other Financial Instruments	$—	$17,610	$—	$17,610

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund, and therefore the disclosure that would address these inputs is not included above.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2015	$284,958
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(73,136)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of October 31, 2015	$211,822

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2015	$(73,136)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open foreign currency spot contracts at October 31, 2015.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(F) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

Purchased option contracts outstanding at October 31, 2015 are listed in the Fund’s Portfolio of Investments.

(G) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Futures contracts outstanding at October 31, 2015 are listed in the Fund’s Portfolio of Investments.

(H) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at October 31, 2015 are listed in the Fund’s Portfolio of Investments.

(I) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at October 31, 2015, are listed in the Fund’s Portfolio of Investments.

(J) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations.

OTC and centrally cleared credit default swap contracts outstanding at October 31, 2015 are listed in the Fund’s Portfolio of Investments.

(K) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	December 29, 2015

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	December 29, 2015